Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Net income		$ 560,000		$ 1,390,000
Net Iincome		670,000		280,000
Accumulated deficit		41,660,000		41,660,000	$ 43,030,000.00
Recognized total Right of Use Asset (“ROU”)		145,586		$ 145,586		$ 54,078
Accounts receivable, description				As of September 30, 2021 and December 31, 2020, the Company had gross accounts receivable of $0 and $342,974 of Erdos TCH for electricity sold, respectively. As of September 30, 2021 and December 31, 2020, the Company had bad debt allowance of $0 and $34,297 for Erdos TCH due to the customer not making the payments as scheduled, respectively. As of September 30, 2021, all outstanding accounts receivable balance was collected in full.	As of December 31, 2019, the Company had gross accounts receivable of $48.06 million; of which, $35.42 million was for transferring the ownership of Huayu and Shenqiu Phase I and II systems to Mr. Bai; $10.03 million was from the sales of CDQ and a CDQ WHPG system to Zhongtai, and $2.61 million accounts receivable of Erdos TCH for electricity sold. As of December 31, 2020, the Company had bad debt allowance of $34,297 for Erdos TCH due to the customer not making the payments as scheduled. As of December 31, 2019, the Company had bad debt allowance of $5,733,781 for Zhongtai and $261,430 for Erdos TCH due to the customer not making the payments as scheduled. During the year ended December 31, 2020, the Company recognized a reversal of the bad debt allowance of $6,031,058, of which $5,799,094 was for Zhongtai and $231,964 was for Erdos TCH as a result of payment collection from Zhongtai and Erdos TCH.
Description of insurance policy				Balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (US$76,000) per bank. Any balance over RMB 500,000 (US$76,000) per bank in PRC will not be covered. At September 30, 2021, cash held in the PRC bank of approximately $145,341,795 was not covered by such insurance. The Company has not experienced any losses in such accounts.
Asset impairment loss			$ 0	$ 0	$ 0
Shares of antidilutive securities under warrants and option (in Shares)			31,311	30,911	31,311	406,764
Net income					$ 4,050,000.00
Net loss						$ 8,770,000
Cash		149,522,088	$ 73,787,158	$ 149,522,088	107,804,013	16,221,297	$ 53,223,142
Cash on hand		149,522,088		149,522,088	107,804,013	16,221,297
Operating lease liability		$ 128,685		$ 128,685
Interest receivable on sales type leases					0	5,245,244
Net investment in sales-type leases					0
Bad debt allowance for net investment receivable					$ 8,287,560	$ 24,416,441
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Private offering value	$ 38,250,000
Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business acquisition, description				The CFS include the accounts of CREG and its subsidiaries, Shanghai Yinghua Financial Leasing Co., Ltd. (“Yinghua”) and Sifang Holdings; Sifang Holdings’ wholly owned subsidiaries, Huahong New Energy Technology Co., Ltd. (“Huahong”) and Shanghai TCH Energy Tech Co., Ltd. (“Shanghai TCH”); Shanghai TCH’s wholly-owned subsidiary, Xi’an TCH Energy Tech Co., Ltd. (“Xi’an TCH”); and Xi’an TCH’s subsidiaries, 1) Erdos TCH Energy Saving Development Co., Ltd (“Erdos TCH”), 100% owned by Xi’an TCH, 2) Zhonghong, 90% owned by Xi’an TCH and 10% owned by Shanghai TCH, and 3) Zhongxun, 100% owned by Xi’an TCH. Substantially all the Company’s revenues are derived from the operations of Shanghai TCH and its subsidiaries, which represent substantially all the Company’s consolidated assets and liabilities as of September 30, 2021. However, there was no revenue for the Company for the nine and three months ended September 30, 2021. All significant inter-company accounts and transactions were eliminated in consolidation.	The CFS include the accounts of CREG and its subsidiaries, Shanghai Yinghua Financial Leasing Co., Ltd. (“Yinghua”) and Sifang Holdings; Sifang Holdings’ wholly owned subsidiaries, Huahong New Energy Technology Co., Ltd. (“Huahong”) and Shanghai TCH Energy Tech Co., Ltd. (“Shanghai TCH”); Shanghai TCH’s wholly-owned subsidiary, Xi’an TCH Energy Tech Co., Ltd. (“Xi’an TCH”); and Xi’an TCH’s subsidiaries, 1) Erdos TCH Energy Saving Development Co., Ltd (“Erdos TCH”), 100% owned by Xi’an TCH (See note 1), 2) Zhonghong, 90% owned by Xi’an TCH and 10% owned by Shanghai TCH, and 3) Zhongxun, 100% owned by Xi’an TCH. Substantially all the Company’s revenues are derived from the operations of Shanghai TCH and its subsidiaries, which represent substantially all the Company’s consolidated assets and liabilities as of December 31, 2020.
Xian Tch [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized total Right of Use Asset (“ROU”)					$ 116,917
Operating lease liability					$ 116,917
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Description of insurance policy					Any balance over RMB 500,000 (US$77,000) per bank in PRC will not be covered. At December 31, 2020, cash held in the PRC bank of $107,510,548 was not covered by such insurance.